Share-Based Payments (Stock Options) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Number of Options
Outstanding at July 1, 2015 (in shares)	1,181,818	989,066	989,066
Granted (in shares)	235,333	310,335	610,335
Exercised (in shares)	0		(35,000)
Forfeited and cancelled (in shares)	(359,518)		(382,583)
Outstanding at March 31, 2016 (in shares)	1,057,633		1,181,818	989,066
Exercisable at March 31, 2016 (in shares)	959,561		818,097
Weighted average exercise price
Outstanding at July 1, 2015 (in dollars per shares)	$ 11.19	$ 30.09	$ 30.09
Granted (in dollars per shares)	0.46		2.97
Exercised (in dollars per shares)	0.00		2.33
Forfeited and cancelled (in dollars per shares)	6.01		47.75
Outstanding at March 31, 2016 (in dollars per shares)	10.63		11.19	$ 30.09
Exercisable at March 31, 2016 (in dollars per shares)	$ 11.20		$ 13.59
Weighted average remaining contractual life, Outstanding			8 years 11 months 19 days	9 years 5 months 9 days
Weighted average remaining contractual life, Exercisable			8 years 11 months 19 days
Aggregate intrinsic value, beginning balance			$ 15	$ 0
Aggregate intrinsic value, granted			0
Aggregate intrinsic value, exercised			27
Aggregate intrinsic value, forfeited and canceled			4
Aggregate intrinsic value, ending balance	$ 15	$ 0	0
Aggregate intrinsic value, exercisable			$ 0